Nature of Operations and Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Nature Of Operations And Summary Of Significant Accounting Policies - Schedule Of Net Loss Per Common Share Details
Net loss	$ (8,887,306)	$ (4,246,802)	$ (12,051,793)	$ (7,118,685)	$ (15,709,782)	$ (13,965,019)
Less: Cumulative unpaid preferred stock dividends	(33,778)		(33,778)		(48,409)
Net Loss Attributable to Common Shareholders	$ (8,921,084)	$ (4,246,802)	$ (12,085,571)	$ (7,118,685)	$ (15,758,191)	$ (13,965,019)
Weighted average common shares outstanding	24,464,979	6,536,602	21,627,532	6,328,419	11,337,482	3,897,081
Net Loss Per Common Share - basic and diluted	$ (0.36)	$ (0.65)	$ (0.56)	$ (1.12)	$ (1.39)	$ (3.58)